Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	GOODWILL

($ millions)	2024	2023
Balance, beginning of year	12,184	12,464
Disposition of Aitken Creek (Note 21)	—	(27)
Foreign currency translation impacts (1)	928	(253)
Balance, end of year	13,112	12,184
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the U.S. dollar

No goodwill impairment was recognized by the Corporation in 2024 or 2023.